Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Trading Assets and Liabilities
Trading assets	229,413	256,399
Trading liabilities	76,635	90,816
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	110,116	135,871
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	76,695	74,895
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	31,603	33,208
Trading liabilities	36,474	39,513
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	10,999	12,425
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	40,161	51,303
Bank
Schedule of Trading Assets and Liabilities
Trading assets	229,736	256,602
Trading liabilities	76,812	91,091
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	110,115	135,814
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	76,835	74,945
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	31,787	33,416
Trading liabilities	36,650	39,590
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	10,999	12,427
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	40,162	51,501